Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	WPM
Document Registration Statement	false
Entity Registrant Name	WHEATON PRECIOUS METALS CORP.
Entity Central Index Key	0001323404
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	453,677,299
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
ICFR Auditor Attestation Flag	true
Entity File Number	001-32482
Entity Tax Identification Number	98-0459455
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	3500 – 1021 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6E 0C3
City Area Code	604
Local Phone Number	684-9648
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Vancouver, Canada
Audited Annual Financial Statements	true
Annual Information Form	true
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	DE
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680